GOODWILL AND INTANGIBLE ASSETS (Schedule of Acquired Indefinite-Lived Intangible Assets) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Acquired Indefinite-lived Intangible Assets [Line Items]
Less: charges related to intangible assets		(1,740,000)
Total intangible assets with indefinite lives, net
Trade name [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired indefinite-lived intangible assets		1,740,000